Consolidated statements of changes in stockholders' equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional paid in capital [Member]	Treasury stock [Member]	Warrants [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total common stockholders' equity [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2010	$ 463,077	$ 575	$ 341,658	$ (25,823)	$ 7,825	$ 150,803	$ (12,515)	$ 462,523	$ 554
Balance (in shares) at Dec. 31, 2010		57,540,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	54,111	65	54,046					54,111
Issuance of common stock (in shares)		6,513,073
Issuance of stock related to acquisitions	38,955	34	38,921					38,955	0
Issuance of stock related to acquisitions (in shares)		3,418,652
Issuance of restricted stock (in shares)		66,230
Restricted stock purchase	1,610	2	1,608	0				1,610
Restricted stock purchase (in shares)		150,775
Exercise of stock options	1,300	3	1,297					1,300
Exercise of stock options (in shares)		263,477
Stock based compensation expense	5,156		5,156					5,156
Restricted stock withheld	(54)			(54)				(54)
Restricted stock withheld (in shares)		(12,025)
Warrant issuance			(19,278)		19,278
Exercise of warrants	25		31		(6)			25
Exercise of warrants (in shares)		3,145
Excess tax benefits	1,027		1,027					1,027
Change in pension liability	0
Currency translation adjustment	(5,094)						(4,928)	(4,928)	(166)
Change related to derivative liabilities, net of tax	1,426						1,426	1,426
Net income	93,593					93,342		93,342	251
Balance at Dec. 31, 2011	655,132	679	424,466	(25,877)	27,097	244,145	(16,017)	654,493	639
Balance (in shares) at Dec. 31, 2011		67,944,025
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	499		499					499
Issuance of common stock (in shares)		30,821
Issuance of stock upon IPO, net of offering costs	256,381	139	256,242					256,381
Issuance of stock upon IPO, net of offering costs (in shares)		13,889,470
Issuance of stock upon concurrent private placement	50,000	27	49,973					50,000
Issuance of stock upon concurrent private placement (in shares)		2,666,666
Issuance of restricted stock		9	(9)
Issuance of restricted stock (in shares)		869,826
Exercise of stock options	10,742	16	10,726					10,742
Exercise of stock options (in shares)		1,573,268
Stock based compensation expense	8,179		8,179					8,179
Exercise of warrants	3,183	3	3,883		(703)			3,183
Exercise of warrants (in shares)		363,044
Treasury stock	(56)			(56)				(56)
Excess tax benefits	7,337		7,337	0				7,337
Equity related to contingent consideration	3,341	2	3,339					3,341
Equity related to contingent consideration (in shares)		206,053
Change in pension liability	0
Currency translation adjustment	15,887						15,917	15,917	(30)
Net income	151,530					151,456		151,456	74
Balance at Dec. 31, 2012	1,162,155	875	764,635	(25,933)	26,394	395,601	(100)	1,161,472	683
Balance (in shares) at Dec. 31, 2012		87,543,173
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock (in shares)					4,227,358
Issuance of restricted stock	(1)		(1)					(1)
Issuance of restricted stock (in shares)		26,017
Exercise of stock options	5,458	8	5,450					5,458
Exercise of stock options (in shares)	900,000	796,848
Stock based compensation expense	19,039		19,039					19,039
Exercise of warrants	0	43	25,664		(25,707)			0
Exercise of warrants (in shares)		4,272,775
Treasury stock	(4,316)			(4,316)				(4,316)
Excess tax benefits	7,204		7,204					7,204
Equity related to contingent consideration	4,075	2	4,073		0			4,075
Equity related to contingent consideration (in shares)		164,576
Change in pension liability	223						223	223
Currency translation adjustment	7,525						7,662	7,662	(137)
Net income	129,604					129,539		129,539	65
Balance at Dec. 31, 2013	$ 1,330,966	$ 928	$ 826,064	$ (30,249)	$ 687	$ 525,140	$ 7,785	$ 1,330,355	$ 611
Balance (in shares) at Dec. 31, 2013		92,803,389